January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Natural Resources Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 11.9%
Air Liquide SA	9,597	$ 1,797,155
Corteva, Inc.	85,516	6,225,565
Linde PLC	6,048	2,763,755
Novonesis Novozymes B, Class B	46,947	2,876,609
Nutrien Ltd.	118,589	8,169,596
		21,832,680
Construction Materials — 4.1%
CRH PLC	24,002	2,938,085
Heidelberg Materials AG	6,189	1,694,985
Martin Marietta Materials, Inc.	4,459	2,907,045
		7,540,115
Containers & Packaging — 5.6%
Packaging Corp. of America	21,812	4,854,261
Smurfit WestRock PLC	130,134	5,417,478
		10,271,739
Energy Equipment & Services — 1.3%
TechnipFMC PLC	43,088	2,400,863
Food Products — 3.1%
Bunge Global SA	50,102	5,705,616
Machinery — 1.3%
Deere & Co.	4,564	2,409,792
Metals & Mining — 39.8%
Anglo American PLC	127,450	5,909,576
ArcelorMittal SA, ADR, Registered Shares(a)	49,308	2,661,153
Barrick Mining Corp.	157,800	7,225,662
Freeport-McMoRan, Inc.	71,538	4,308,734
Glencore PLC	1,268,642	8,648,781
Kinross Gold Corp.	116,381	3,672,984
Newmont Corp.	61,756	6,938,287
Norsk Hydro ASA	454,859	4,038,183
Polyus PJSC(b)(c)	230,640	3
Rio Tinto PLC	58,731	5,358,282
Royal Gold, Inc.	17,776	4,680,598
Vale SA, ADR	464,346	7,462,040
Valterra Platinum Ltd.	18,156	1,631,283
Wheaton Precious Metals Corp.	58,148	7,667,977
Zijin Mining Group Co. Ltd., Class H	546,000	2,846,856
		73,050,399
Security	Shares	Value
Oil, Gas & Consumable Fuels — 28.9%
Cameco Corp.	20,379	$ 2,514,565
Chevron Corp.	52,595	9,304,056
ConocoPhillips	33,532	3,495,041
Exxon Mobil Corp.	94,268	13,329,496
Gazprom PJSC(b)(c)	1,253,804	165
HF Sinclair Corp.	37,473	1,948,221
Permian Resources Corp., Class A	93,164	1,502,735
Shell PLC	333,198	12,807,963
Suncor Energy, Inc.	117,352	6,202,639
Williams Cos., Inc.	29,065	1,954,912
		53,059,793
Paper & Forest Products — 1.7%
Mondi PLC	119,109	1,391,933
UPM-Kymmene OYJ	65,112	1,796,318
		3,188,251
Total Long-Term Investments — 97.7% (Cost: $130,993,264)		179,459,248
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	2,632,515	2,633,831
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.57%(d)(e)	4,053,064	4,053,064
Total Short-Term Securities — 3.7% (Cost: $6,686,895)		6,686,895
Total Investments — 101.4% (Cost: $137,680,159)		186,146,143
Liabilities in Excess of Other Assets — (1.4)%		(2,486,455)
Net Assets — 100.0%		$ 183,659,688

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 986,502	$ 1,647,240 (a)	$ —	$ 187	$ (98)	$ 2,633,831	2,632,515	$ 4,303 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,304,203	748,861 (a)	—	—	—	4,053,064	4,053,064	105,629	—
				$ 187	$ (98)	$ 6,686,895		$ 109,932	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 17,158,916	$ 4,673,764	$ —	$ 21,832,680
Construction Materials	5,845,130	1,694,985	—	7,540,115
Containers & Packaging	10,271,739	—	—	10,271,739
Energy Equipment & Services	2,400,863	—	—	2,400,863
Food Products	5,705,616	—	—	5,705,616
Machinery	2,409,792	—	—	2,409,792
Metals & Mining	44,617,435	28,432,961	3	73,050,399
Oil, Gas & Consumable Fuels	40,251,665	12,807,963	165	53,059,793
Paper & Forest Products	—	3,188,251	—	3,188,251
Short-Term Securities
Money Market Funds	6,686,895	—	—	6,686,895
	$135,348,051	$50,797,924	$168	$186,146,143

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
Schedule of Investments